Janus Henderson European Focus Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Common Stocks – 99.1%
Aerospace & Defense – 7.5%
Airbus SE	77,015	$17,862,394
Leonardo SpA	143,192	8,202,168
Rheinmetall AG	6,021	11,039,799
Rolls-Royce Holdings PLC	1,020,728	15,862,480
		52,966,841
Airlines – 1.5%
Ryanair Holdings PLC	303,769	10,548,376
Automobiles – 1.5%
Bayerische Motoren Werke AG	99,099	10,834,247
Banks – 20.1%
ABN AMRO Bank NV, CVAž	461,581	16,110,150
Banco Bilbao Vizcaya Argentaria SA	956,055	22,360,394
Banco Santander SA	2,210,602	25,938,906
Erste Group Bank AG	281,212	33,829,695
FinecoBank Banca Fineco SpA	587,603	15,258,257
Natwest Group PLC	1,248,839	10,890,374
UniCredit SpA	219,519	18,222,007
		142,609,783
Biotechnology – 2.1%
argenx SE*	17,977	15,129,149
Building Products – 1.3%
Cie de Saint-Gobain	92,290	9,367,856
Capital Markets – 4.6%
Deutsche Bank AG	421,511	16,393,153
UBS Group AG	355,424	16,434,358
		32,827,511
Commercial Services & Supplies – 2.1%
Verisure PLC*	906,447	14,852,891
Construction & Engineering – 2.1%
ACS Actividades de Construccion y Servicios SA	146,681	14,546,468
Construction Materials – 3.7%
CRH PLC	101,703	12,692,534
HeidelbergCement AG	51,317	13,437,243
		26,129,777
Electric Utilities – 3.0%
Iberdrola SA	989,250	21,410,652
Electrical Equipment – 1.6%
Siemens Energy AG*	80,203	11,333,958
Electronic Equipment, Instruments & Components – 1.1%
Hexagon AB - Class B	671,550	7,945,376
Food Products – 6.6%
Chocoladefabriken Lindt & Spruengli AG (PC)	703	10,284,000
Danone SA	182,996	16,510,245
Nestle SA (REG)	203,881	20,269,548
		47,063,793
Health Care Equipment & Supplies – 1.7%
EssilorLuxottica SA	38,487	12,167,574
Hotels, Restaurants & Leisure – 2.7%
InterContinental Hotels Group PLC	138,190	19,353,796
Information Technology Services – 1.5%
Indra Sistemas SA	183,194	10,386,976
Insurance – 6.0%
Allianz SE (REG)	61,551	28,229,133
ASR Nederland NV	200,799	14,252,888
		42,482,021
Machinery – 3.4%
Alstom SA*	357,329	10,577,066
Knorr-Bremse AG	120,017	13,420,060
		23,997,126
Metals & Mining – 2.3%
Antofagasta PLC	376,624	16,527,127
Pharmaceuticals – 10.1%
AstraZeneca PLC	138,954	25,589,622

	Shares	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Novartis AG	164,954	$22,792,204
Roche Holding AG	56,596	23,395,226
		71,777,052
Semiconductor & Semiconductor Equipment – 4.0%
ASML Holding NV	26,291	28,100,526
Software – 1.2%
Nemetschek SE	80,822	8,812,044
Specialty Retail – 1.7%
Industria de Diseno Textil SA	184,725	12,166,890
Textiles, Apparel & Luxury Goods – 5.7%
Cie Financiere Richemont SA (REG)	89,257	19,267,973
LVMH Moet Hennessy Louis Vuitton SE	27,774	20,937,076
		40,205,049
Total Common Stocks (cost $572,820,672)		703,542,859
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $4,423,071)	4,421,821	4,423,148
Total Investments (total cost $577,243,743) – 99.7%		707,966,007
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		2,149,826
Net Assets – 100%		$710,115,833

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
Germany	$113,499,637	16.0%
Switzerland	112,443,309	15.9
Spain	106,810,286	15.1
United Kingdom	88,223,399	12.5
France	87,422,211	12.3
Netherlands	58,463,564	8.3
Italy	41,682,432	5.9
Austria	33,829,695	4.8
Sweden	22,798,267	3.2
United States	17,115,682	2.4
Belgium	15,129,149	2.1
Ireland	10,548,376	1.5
Total	$707,966,007	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$6,296,595	$109,785,611	$(111,658,762)	$(373)	$77	$4,423,148	4,421,821	$76,286
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	-	23,177,075	(23,177,075)	-	-	-	-	4,860 ∆
Total Affiliated Investments - 0.6%
	$6,296,595	$132,962,686	$(134,835,837)	$(373)	$77	$4,423,148	4,421,821	$81,146

Notes to Schedule of Investments (unaudited)
CVA	Certificate Van Aandelen (Bearer)
LLC	Limited Liability Company
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $16,110,150, which represents 2.3% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Construction Materials	$12,692,534	$13,437,243	$-
All Other	-	677,413,082	-
Investment Companies	-	4,423,148	-
Total Assets	$12,692,534	$695,273,473	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70220 02-26